Submission	Feb. 23, 2026
Submission [Line Items]
Central Index Key	0001628171
Registrant Name	Revolution Medicines, Inc.
Registration File Number	333-277640
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A